MATERIAL PARTLY-OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Subsidiaries of the Company
The subsidiaries of our Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2023	2022
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”)	98.06%	98.06%
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”)	50.93%	50.93%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC") (ii)	100.00%	100.00%
Pacific Smart System Corporation Limited ("PSSC") (ii) (Formerly YASHIN Energy Corporation Limited)	100.00%	100.00%
YADING Energy Corporation Limited ("YADING")	100.00%	100.00%
(i)Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.
(ii)On December 15, 2022, APWC contributed additional capital in APNEC in the form of a cash injection of $3.9 million (or NT$120 million). Following that, on December 16, 2022, APNEC increased the capital of its subsidiary PSSC by injecting US$2.3 million (or NT$70 million) in cash.
Proportion of equity interest held by NCI:

	Country of incorporation and operation	As of December 31,
Name		2023	2022
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%

Summarized Financial Information of Subsidiaries	This information is based on amounts before inter-company eliminations:

Summarized statements of comprehensive income	CTW consolidated
	For the year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Revenue	166,933	171,845	198,316
(Loss)/profit before tax	(7,587)	2,153	(16,535)
Income tax expense/(income)	39	420	(4,223)
(Loss)/profit for the year	(7,626)	1,733	(12,312)
Other comprehensive income/(loss)	3,252	(4,537)	(12,688)
Total comprehensive (loss)/income	(4,374)	(2,804)	(25,000)
(Loss)/profit attributable to non-controlling interests	(3,742)	850	(6,041)
Dividends paid to non-controlling interests	285	563	2,815

Summarized balance sheets	CTW consolidated
	As of December 31,
	2023	2022
	US$’000	US$’000
Current assets	127,780	128,230
Non-current assets	48,748	49,496
Current liabilities	(61,226)	(46,681)
Non-current liabilities	(5,893)	(16,677)
Total equity	109,409	114,368

Equity attributable to:
Equity holders of the parent	55,722	58,248
Non-controlling interests	53,687	56,120
6(b)    Summarized financial information about the subsidiaries (continued)

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Operating	(11,954)	7,389	(37,071)
Investing	(1,418)	(719)	(2,431)
Financing	(144)	(7,726)	41,740
Effect of changes in exchange rate on cash	27	(1,045)	(3,312)
Net decrease in cash and cash equivalents	(13,489)	(2,101)	(1,074)